MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated November 7, 2014 to the Statement of Additional Information dated May 1, 2014, for the following Series and Classes of the Fund (the “SAI”):

Commodity Series

International Series – Class I and S

World Opportunities Series – Class A

High Yield Bond Series – Class I and S

Global Fixed Income Series – Class I and S

Core Bond Series

Core Plus Bond Series – Class I and S

Real Estate Series – Class I and S

Emerging Markets Series – Class I and S

Inflation Focus Equity Series

Dynamic Opportunities Series – Class I and S

Equity Income Series – Class I and S

Focused Opportunities Series – Class I and S

Diversified Tax Exempt Series

New York Tax Exempt Series

Ohio Tax Exempt Series

Strategic Income Conservative Series – Class I and S

Strategic Income Moderate Series – Class I and S

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

1.	Effective November 7, 2014, the shares of the Real Estate Series, Equity Income Series, Strategic Income Conservative Series, and Strategic Income Moderate Series are offered in a separate SAI. Accordingly, effective November 7, 2014, shares of these Series are no longer offered in the SAI, and all references to these Series in the SAI are hereby deleted.

For information on the Real Estate Series, Equity Income Series, Strategic Income Conservative Series, and Strategic Income Moderate Series, please contact the Fund at 1-800-466-3863 or at Manning & Napier Fund, Inc., PO Box 9845, Providence, RI 02940-8045.

2.	The fourth paragraph and succeeding table in the “Portfolio Managers” section are hereby deleted and replaced by the following:

The following investment professionals serve on the Advisor’s Senior Research Group and/or Series’ Portfolio Management Teams, as noted. The share ownership information is current as of December 31, 2013.

	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Aggregate Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Sidharth Abrol, CFA Analyst	Member of International Series Portfolio Management Team	None	Between $100,000 and $500,000

Christian A. Andreach, CFA, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group	Member of Senior Research Group; Member of World Opportunities Series and Emerging Markets Series Research Teams	Diversified Tax Exempt Series –
between $50,001 and $100,000

Emerging Markets Series –
between $10,001 and $50,000

Inflation Focus Equity Series –
between $10,001 and $50,000

International Series –
between $50,001 and $100,000

New York Tax Exempt Series –
between $50,001 and $100,000

Over $1,000,000

Jack Bauer, Senior Analyst / Managing Director of Fixed Income Group	Member of Senior Research Group; Member of Tax Exempt Series, Core Bond Series, Core Plus Bond Series, Global Fixed Income Series, and High Yield Bond Series Portfolio Management Teams	None	Between $500,000 and $1,000,000

Jonathan S. Beigle, CFA, Junior Analyst	Member of Commodity Series Portfolio Management Team	None	Between $50,001 and $100,000

Marc Bushallow, CFA, Senior High Yield Analyst	Member of Core Bond Series, Core Plus Bond Series, High Yield Bond Series, and Global Fixed Income Series Portfolio Management Teams	None	Between $100,001 and $500,000

Ebrahim Busheri, CFA, Senior Analyst/Managing Director of Emerging Growth Group	Member of Senior Research Group; Member of World Opportunities Series and Dynamic Opportunities Series Portfolio Management Teams	International Series – between $50,001 and $100,000 World Opportunities Series – between $10,001 and $50,000	Between $100,001 and $500,000

Jeffrey S. Coons, Ph.D., CFA, President and Co-Director of Research	Member of Senior Research Group; Member of World Opportunities Series Portfolio Management Team	None	Over $1,000,000

Jeffrey W. Donlon, CFA, Senior Analyst/Managing Director of Technology Group	Member of Senior Research Group; Member of World Opportunities Series Portfolio Management Team	None	Between $100,001 and $500,000

Brian P. Gambill, CFA, Senior Analyst/Managing Director of Capital Goods & Materials Group	Member of Senior Research Group; Member of Commodity Series and World Opportunities Series Portfolio Management Teams	None	Between $500,001 and $1,000,000

R. Keith Harwood, Senior Corporate Analyst	Member of Core Bond Series, Core Plus Bond Series, Global Fixed Income Series, and High Yield Bond Series Portfolio Management Teams	None	Between $100,001 and $500,000

Jeffrey A. Herrmann, CFA, Co-Head of Global Equities, Co-Director of Research, Managing Director of Themes & Overviews Group	Member of Senior Research Group; Member of Inflation Focus Equity Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	World Opportunities Series – between $10,001 and $50,000 Emerging Markets Series – between $10,001 and $50,000 Inflation Focus Equity Series – between $50,001 and $100,000	Between $500,001 and $1,000,000

Michael A. Knolla, CFA, Senior Analyst	Member of Inflation Focus Equity Series Portfolio Management Team	World Opportunities Series – between $1 and $10,000	Between $100,001 and $500,000

Brian W. Lester, CFA, Senior Analyst/Managing Director of Life Sciences Group	Member of Senior Research Group; Member of World Opportunities Series and Dynamic Opportunities Series Portfolio Management Teams	International Series – between $50,001 and $100,000 World Opportunities Series – between $100,001 and $500,000	Between $500,001 and $1,000,000

Michael J. Magiera, CFA, Senior Analyst/Managing Director of Equity Income Group	Member of Senior Research Group; Member of World Opportunities Series Management Team	Core Bond Series – between $10,001 and $50,000 Inflation Focus Equity Series – between $10,001 and $50,000 World Opportunities Series – between $50,001 and $100,000	Over $1,000,000

John D. Mitchell, CFA, Senior Analyst	Member of Focused Opportunities Series Portfolio Management Team	World Opportunities Series – between $100,001 and $500,000	Between $500,001 and $1,000,000

William Moore, CFA, Senior Analyst	Member of Inflation Focus Equity Series Portfolio Management Team	None	Between $100,001 and $500,000

James Nawrocki, Senior Analyst	Member of Tax Exempt Series Portfolio Management Team	None	Between $100,001 and $500,000

Christopher F. Petrosino, CFA, Senior Analyst/Managing Director of Quantitative Strategies Group	Member of Senior Research Group; Member of World Opportunities Series Portfolio Management Team	None	Between $100,001 and $500,000

Robert Pickels, CFA, Senior Analyst/Managing Director of Focused Opportunities Group	Member of Senior Research Group; Member of Commodity Series, World Opportunities Series, and Focused Opportunities Series Portfolio Management Teams	World Opportunities Series – between $10,001 and $50,000	Between $100,001 and $500,000

Ben V. Rozin, Senior Analyst	Member of International Series Portfolio Management Team	World Opportunities Series – between $10,001 and $50,000 International Series – between $10,001 and $50,000	Between $100,001 and $500,000

Ajay M. Sadarangani, CFA, Senior Analyst	Member of Dynamic Opportunities Series Portfolio Management Team	None	Between $100,001 and $500,000

Walter B. Stackow, CFA, Senior Analyst	Member of Focused Opportunities Series Portfolio Management Team	None	Between $100,001 and $500,000

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group	Member of Senior Research Group; Member of International Series, Global Fixed Income Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	None	Between $500,001 and $1,000,000

Virge J. Trotter, III, CFA, Senior Analyst/Managing Director of Services Group	Member of Senior Research Group; Member of World Opportunities Series Portfolio Management Team	None	Between $500,001 and $1,000,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI Supp 1231 11/2014

3